Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock - EQRx, INC. [Member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock [Line Items]
Convertible preferred shares	469,464,496	146,553,139
Outstanding stock options	29,528,963	1,100,000	9,229,963
Unvested restricted stock	37,437,776	46,891,878	41,375,794	35,857,500